Significant Accounting Policies and Recent Accounting Pronouncements, Foreign Currency Translation (Details) - € / $	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign Currency Translation [Abstract]
Exchange rate	1.17631	1.04156
Average rate	1.12941